Acquisition of Subsidiaries - Schedule of Net Cash Inflow on Acquisition of Perth Hotel Group (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Perth Hotel Group [Member]
Schedule of Net Cash Inflow on Acquisition of Perth Hotel Group [Line Items]
Cash and cash equivalents balances acquired	$ 3,685
Kuala Lumpur Hotel Group [Member]
Schedule of Net Cash Inflow on Acquisition of Perth Hotel Group [Line Items]
Cash and cash equivalents balances acquired	177
Hornsey Hotel Group [Member]
Schedule of Net Cash Inflow on Acquisition of Perth Hotel Group [Line Items]
Cash and cash equivalents balances acquired	$ 147